Other Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Revenue [Abstract]
Schedule of Other Revenue

	For the year ended March 31
Particulars	2022	2023	2024
Other travel services - car and rail booking	4,360	7,503	18,608
Marketing alliances - advertising and brand alliance	10,041	18,007	18,595
Ancillary services	2,923	5,925	14,258
Miscellaneous revenue	723	1,249	1,582
Total	18,047	32,684	53,043

Note: During the year ended March 31, 2023, the Group regrouped certain items of revenue presented under ‘Other revenue’ to reflect more appropriately the classification of such revenue earned. Comparative amounts have also been regrouped on same basis for consistency.